N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRIAC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Prudential Retirement Security Annuity IV
Prospectus:
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.85%
Portfolio Company Expenses Maximum [Percent]	0.85%
Temporary Fee Reductions, Current Expenses [Text Block]	Where applicable, the manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to January 31, 2025 without the prior approval of the Fund’s Board of Directors.
Prudential Retirement Security Annuity IV | PGIM Balanced Fund [Member]
Prospectus:
Current Expenses [Percent]	0.79%
Prudential Retirement Security Annuity IV | Plan Type A [Member]
Prospectus:
Highest Annual Cost [Dollars]	$ 3,300
Surrender Expense, 1 Year, Maximum [Dollars]	4,118
Surrender Expense, 3 Years, Maximum [Dollars]	12,467
Surrender Expense, 5 Years, Maximum [Dollars]	20.966
Surrender Expense, 10 Years, Maximum [Dollars]	42,893
Annuitized Expense, 1 Year, Maximum [Dollars]	4,118
Annuitized Expense, 3 Years, Maximum [Dollars]	12,467
Annuitized Expense, 5 Years, Maximum [Dollars]	20.966
Annuitized Expense, 10 Years, Maximum [Dollars]	42,893
No Surrender Expense, 1 Year, Maximum [Dollars]	4,118
No Surrender Expense, 3 Years, Maximum [Dollars]	12,467
No Surrender Expense, 5 Years, Maximum [Dollars]	20,966
No Surrender Expense, 10 Years, Maximum [Dollars]	42,893
Prudential Retirement Security Annuity IV | Plan Type B [Member]
Prospectus:
Highest Annual Cost [Dollars]	3,135
Surrender Expense, 1 Year, Maximum [Dollars]	3,872
Surrender Expense, 3 Years, Maximum [Dollars]	11,751
Surrender Expense, 5 Years, Maximum [Dollars]	19,811
Surrender Expense, 10 Years, Maximum [Dollars]	40,788
Annuitized Expense, 1 Year, Maximum [Dollars]	3,872
Annuitized Expense, 3 Years, Maximum [Dollars]	11,751
Annuitized Expense, 5 Years, Maximum [Dollars]	19,811
Annuitized Expense, 10 Years, Maximum [Dollars]	40,788
No Surrender Expense, 1 Year, Maximum [Dollars]	3,872
No Surrender Expense, 3 Years, Maximum [Dollars]	11,751
No Surrender Expense, 5 Years, Maximum [Dollars]	19,811
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 40,788